FAIR VALUE GAINS (LOSSES), NET (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022
Disclosure of Fair Value [Line Items]
Commercial properties			$ (190)		$ (1,058)
Incentive fees	$ 0	$ (4)	(11)	$ (36)
Financial instruments and other	13	(297)	90	110
Total fair values (losses) gains, net	(58)	23	(111)	1,293
Commercial properties
Disclosure of Fair Value [Line Items]
Commercial properties	(13)	284	(130)	1,115	(1,122)
Commercial developments
Disclosure of Fair Value [Line Items]
Commercial properties	$ (58)	$ 40	$ (60)	$ 104	$ 64